Income taxes - Summary of change in net deferred tax position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net deferred income tax liability
Deferred tax liability (asset) at end of period	$ 384,361	$ 410,219
Deferred income tax recovery in the statements of operations	(28,229)	(8,477)
Deferred tax recovery related to discontinued operations	0	(20,039)
Deferred tax expense (recovery) in the consolidated statements of other comprehensive income	2,371	(460)
Deferred tax liability (asset) at beginning of period	$ 410,219	$ 439,195